Loss per Share - Antidilutive securities (Details) - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Loss per Share
Anti-dilutive securities	212,844	218,707,000	214,978,000	216,622
Stock warrants
Loss per Share
Anti-dilutive securities	10,819	11,248,000	10,819,000	11,248
Stock options
Loss per Share
Anti-dilutive securities		5,487,000	2,134,000	3,402
Shares of Class V common stock
Loss per Share
Anti-dilutive securities	202,025			201,972